Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000141690
Average Annual Return [Line Items]
Average Annual Return, Percent	26.51%	9.09%	11.84%
Without Sales Load [Member] | C000141691
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	8.81%	11.55%
Without Sales Load [Member] | C000169049
Average Annual Return [Line Items]
Average Annual Return, Percent	26.69%	9.28%	12.01%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%	10.31%	11.87%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%	10.31%	11.87%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%	10.31%	11.87%